Nature of Business	12 Months Ended
Dec. 31, 2025
Nature of Business
Nature of Business

Note 1. Nature of Business

Basis of Presentation

Soligenix, Inc. (the “Company”) is a late-stage biopharmaceutical company focused on developing and commercializing products to treat rare diseases where there is an unmet medical need. The Company maintains two active business segments: Specialized BioTherapeutics and Public Health Solutions.

The Company’s Specialized BioTherapeutics business segment is developing and moving toward potential commercialization of HyBryte™ (a proposed proprietary name of SGX301 or synthetic hypericin sodium), a novel photodynamic therapy utilizing topical synthetic hypericin activated with safe visible light for the treatment of cutaneous T-cell lymphoma (“CTCL”). With successful completion of the first Phase 3 FLASH (Fluorescent Light Activated Synthetic Hypericin) study and agreement from the European Medicines Agency (“EMA”) on the key design components of a confirmatory Phase 3 placebo-controlled study evaluating the safety and efficacy of HyBryte™ in the treatment of CTCL patients with early-stage disease, the Company began patient enrollment during December 2024 for the second Phase 3 study, called “FLASH2” (Fluorescent Light Activated Synthetic Hypericin 2).

Development programs in this business segment also include expansion of synthetic hypericin into psoriasis (SGX302), and the Company’s first-in-class Innate Defense Regulator technology, dusquetide, for the treatment of inflammatory diseases, including oral mucositis in head and neck cancer (SGX942) and aphthous ulcers in Behçet’s Disease (“BD”) (SGX945).

The Company’s Public Health Solutions business segment includes development programs for (i) RiVax®, a ricin toxin vaccine candidate, (ii) SGX943, a therapeutic candidate for antibiotic resistant and emerging infectious disease, and (iii) various vaccine programs, including a program targeting filoviruses (such as Marburg and Ebola) and CiVax™, a vaccine candidate for the prevention of COVID-19 (caused by SARS-CoV-2). The development of the vaccine programs incorporates the use of the Company’s proprietary heat stabilization platform technology, known as ThermoVax®. To date, this business segment has been supported with government grant and contract funding from the National Institute of Allergy and Infectious Diseases, the Biomedical Advanced Research and Development Authority and the Defense Threat Reduction Agency.

The Company primarily generates revenues under government grants and contracts. The Company was awarded a subcontract that originally provided for approximately $1.1 million from a U.S. Food and Drug Administration (“FDA”) Orphan Products Development grant over four years for an expanded study of HyBryte™ in the treatment of CTCL. The Company will continue to apply for additional government funding.

Liquidity

The Company has evaluated whether conditions and events, considered in the aggregate, raise substantial doubt about its ability to continue as a going concern within one year after the date the consolidated financial statements are issued. As of December 31, 2025, the Company had an accumulated deficit of $245,051,132 and working capital of $5,149,732. For the year ended December 31, 2025, the Company incurred a net loss of $11,080,380 and used $10,266,553 of cash in operating activities. The Company expects to continue generating losses for the foreseeable future, and its liquidity needs will depend largely on budgeted operational expenditures related to the advancement of its product candidates.

Management believes that the Company has sufficient resources to support development activities, business operations, and meet its obligations into the fourth quarter of 2026. However, as of the date of this filing, the Company does not have sufficient cash and cash equivalents to fund operations for at least 12 months following the issuance of these financial statements. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

To mitigate the conditions that raise substantial doubt about the Company’s ability to continue as a going concern, the Company’s plans include securing:

●	additional capital, potentially through a combination of public or private equity offerings and strategic transactions, including potential alliances and drug product collaborations;
●	additional proceeds from government contract and grant programs; and

●	additional proceeds from at-the-market sales (“ATM”) of shares of the Company’s common stock via an At Market Issuance Sales Agreement (“Rodman Sales Agreement”) with Rodman & Renshaw LLC (“Rodman”).

In January 2026, the Company entered into the Rodman Sales Agreement (See Note 12 – Subsequent Events). The Rodman Sales Agreement provides for the offer and sale of shares of common stock having aggregate potential gross proceeds of up to approximately $3.5 million. The Company has up to approximately $3.2 million of potential gross proceed capacity remaining from the Rodman Sales Agreement as of March 24, 2026 under the prospectus supplement dated January 23, 2026.

While the Rodman Sales Agreement is in place, none of the other funding alternatives are currently committed. There is no assurance that the Company will be successful in securing sufficient financing on acceptable terms, if at all, to continue operations, enter into strategic transactions that provide the necessary capital, or implement other strategies to mitigate the substantial doubt about its ability to continue as a going concern. Failure to obtain adequate capital when needed may force the Company to delay, reduce, or eliminate business development efforts, negatively impacting its ability to achieve its objectives, remain competitive, and maintain its financial condition and operating results.

Additionally, macroeconomic and geopolitical uncertainties may further restrict access to capital, exacerbating liquidity challenges. Furthermore, concerns regarding the Company’s ability to continue as a going concern could negatively impact relationships with business partners, vendors, and other stakeholders.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business, and do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s plans with respect to its liquidity management include, but are not limited to, the following:

●	The Company plans to submit additional contract and grant applications for further support of its programs with various funding agencies. However, there can be no assurance that the Company will obtain additional governmental grant funding.
●	The Company will continue to use equity instruments to provide a portion of the compensation due to vendors and collaboration partners.
●	The Company will continue to pursue Net Operating Loss (“NOL”) sales in the state of New Jersey pursuant to its Technology Business Tax Certificate Transfer Program, if the program remains available.
●	The Company plans to pursue potential partnerships for pipeline programs as well as continue to explore merger and acquisition strategies. However, there can be no assurances that the Company can consummate such transactions.
●	The Company is currently evaluating additional equity/royalty/debt financing opportunities on an ongoing basis and may execute them when appropriate. However, there can be no assurances that the Company can consummate such a transaction, or consummate a transaction at favorable pricing.

Business Strategy Overview

Management’s business strategy can be outlined as follows:

●	Following agreement from the EMA on the key design components for the second confirmatory Phase 3 placebo-controlled FLASH2 clinical trial of HyBryte™ in CTCL and positive primary endpoint results from the first Phase 3 FLASH study, continue enrollment and execution of the FLASH2 study, while at the same time, continuing discussions with the FDA on potential modifications to the development path to adequately address their feedback.
●	Expand development of synthetic hypericin under the research name SGX302 into psoriasis with the conduct of a Phase 2a clinical trial, following the positive Phase 3 FLASH study and positive proof-of-concept demonstrated in a small Phase 1/2 pilot study in mild-to-moderate psoriasis patients.
●	Expand development of dusquetide under the research name SGX945 into BD by conducting a Phase 2 clinical trial, where previous studies with dusquetide in BD have validated the biologic activity in aphthous ulcers in BD.
●	Following feedback from the United Kingdom (“UK”) Medicines and Healthcare products Regulatory Agency (“MHRA”) that a second Phase 3 clinical trial of SGX942 (dusquetide) in the treatment of oral mucositis would be required to support a marketing authorization, design a second study and attempt to identify a potential partner(s) to continue this development program.
●	Continue development of the Company’s heat stabilization platform technology, ThermoVax®, in combination with its programs for RiVax® (ricin toxin vaccine), and filovirus vaccines (targeting Ebola, Sudan, and Marburg viruses and multivalent combinations), with United States (“U.S.”) government or non-governmental organization funding support.
●	Continue to apply for additional government funding for the Specialized BioTherapeutics and Public Health Solutions programs through grants, contracts and/or procurements.
●	Pursue business development opportunities for pipeline programs, as well as explore all strategic alternatives, including but not limited to merger/acquisition strategies.
●	Acquire or in-license new clinical-stage compounds for development, as well as evaluate new indications with existing pipeline compounds for development.